Goodwill - Impairment testing (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment Testing
Term of the government bonds	10 years
Stock market capitalization	€ 9,834	€ 14,207
Kiro Grifols S.L. (Spain)
Impairment Testing
Percentage of voting equity interests acquired	40.00%
Goetech, LLC (USA)
Impairment Testing
Percentage of voting equity interests acquired	51.00%
Bioscience
Impairment Testing
Perpetual growth rate	2.00%	1.90%
Pre-tax discount rate	9.00%	8.90%
Diagnostic
Impairment Testing
Perpetual growth rate	2.00%	1.90%
Pre-tax discount rate	9.30%	9.50%
Hospital
Impairment Testing
Perpetual growth rate	1.50%	1.40%
Pre-tax discount rate	10.90%	10.80%